Commitments and Contingencies (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Aug. 03, 2020	Dec. 31, 2024
Commitments and Contingencies [Abstract]
Bankruptcy Claims, Amount of Claims Filed	¥ 10,000
Total other fees	¥ 2
Total amount claims		¥ 5